Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 19, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 04, 2015
Description of Organization and Business Operations (Textual)
Proceeds from Public Offering				$ 75,000,000
Number of units sold		7,875,000
Sale of stock, description		Each comprised of one share of common stock and one warrant.
Description of anticipated equity method investment		The management team anticipates structuring an initial business combination to acquire 100% of the equity interests or assets of the target business or businesses. It may also, however, structure an initial business combination to acquire less than 100% of such interests or assets of the target business but will not acquire less than a controlling interest.
Cash balance		$ 146,669
Notes payable		1,150,000
Total redemption amount		$ (9,646,910)
Common stock redemption, price per share		$ 10.00	$ 10.00
Amount held in Trust Account after the foregoing redemptions		$ 65,355,296	$ 75,048,721
Maximum maturity period of U S treasury bill		180 days
Net tangible assets required		$ 5,000,001
Stock redeemed during period shares		964,691
Subsequent Event [Member]
Description of Organization and Business Operations (Textual)
Additional promissory note issued amount					$ 450,000
Private Placement [Member]
Description of Organization and Business Operations (Textual)
Proceeds from Public Offering	$ 76,120,000
Amount received from private placement	$ 3,750,000
Number of units sold	375,000
Sale of stock, description	Each purchased units consisting of one share of common stock and a warrant to purchase one share of common stock.
Legal, accounting and underwriting fees	$ 2,630,000